Loans and financing - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Apr. 16, 2020
Disclosure of detailed information about borrowings [line items]
Standby Letter of Credit	R$ 151,757
Standby Letter of Credit
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%	3.60%
Standby Letter of Credit	R$ 151,757